SEGMENT INFORMATION (Details) (USD $)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Revenue	$ 54,400,329		$ 25,348,287		$ 109,508,080		$ 41,328,303		$ 138,613,639		$ 51,879,903
Net income (loss)	14,330,940		10,290,022		30,709,712		15,961,484		57,545,832		25,894,983
Total assets	294,525,654		183,329,700		294,525,654		183,329,700		243,098,978		151,840,878
Fishery Development Division [Member]
Revenue	17,904,106	[1]	15,799,765	[1]	42,122,633	[1]	26,894,373	[1]	86,346,475	[1]	26,422,125	[1]
Net income (loss)	2,898,600	[1]	8,321,886	[1]	11,053,353	[1]	13,592,472	[1]	39,150,568	[1]	10,876,752	[1]
Total assets	67,526,143	[1]	59,793,491	[1]	67,526,143	[1]	59,793,491	[1]	79,222,788	[1]	37,030,261	[1]
HU Plantation Division [Member]
Revenue	3,554,986	[2]	2,081,863	[2]	3,554,986	[2]	2,081,863	[2]	11,878,599	[2]	6,113,155	[2]
Net income (loss)	2,452,706	[2]	1,117,450	[2]	2,211,567	[2]	1,090,577	[2]	6,245,281	[2]	2,950,339	[2]
Total assets	38,726,053	[2]	27,151,644	[2]	38,726,053	[2]	27,151,644	[2]	36,792,718	[2]	27,672,083	[2]
Organic Fertilizer Beef and Bread Grass Division [Member]
Revenue	16,946,378	[3]	3,684,693	[3]	31,824,277	[3]	9,628,641	[3]	23,350,564	[3]	15,184,702	[3]
Net income (loss)	5,679,317	[3]	469,629	[3]	9,342,579	[3]	1,035,018	[3]	3,875,609	[3]	3,262,178	[3]
Total assets	120,479,483	[3]	71,872,466	[3]	120,479,483	[3]	71,872,466	[3]	96,282,055	[3]	54,353,901	[3]
Cattle Farm Development Division [Member]
Revenue	6,421,161	[4]	1,781,966	[4]	14,783,718	[4]	2,723,426	[4]	17,038,001	[4]	4,159,921	[4]
Net income (loss)	929,277	[4]	461,438	[4]	3,369,881	[4]	1,186,596	[4]	9,058,822	[4]	1,466,290	[4]
Total assets	41,542,654	[4]	9,791,026	[4]	41,542,654	[4]	9,791,026	[4]	28,265,035	[4]	7,152,129	[4]
Discontinued Dairy Production Division [Member]
Revenue									0	[5]	0	[5]
Net income (loss)									0	[5]	10,203,951	[5]
Total assets									0	[5]	0	[5]
Corporate and Other [Member]
Revenue	9,573,698	[6]	0	[6]	17,222,466	[6]	0	[6]	0	[6]	0	[6]
Net income (loss)	2,371,040	[6]	(80,381)	[6]	4,732,332	[6]	(943,177)	[6]	(784,448)	[6]	(2,864,527)	[6]
Total assets	$ 26,251,321	[6]	$ 14,721,073	[6]	$ 26,251,321	[6]	$ 14,721,073	[6]	$ 2,536,382	[6]	$ 25,632,504	[6]

[1]	Operated by Capital Award, Inc. and Jiangmen City A Power Fishery Development Co. Ltd.
[2]	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co. Ltd.
[3]	Operated by Qinghai Sanjiang A Power Agriculture Co. Ltd, A Power Agro Agriculture Development (Macau)Limited and Hunan Shenghua A Power Agriculture Co., Limited.
[4]	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Ltd and Macau Meiji Limited.
[5]	Operated by Hang Yu Tai Investment Ltd and ZhongSingNongMu Ltd (Discontinued operation).
[6]	Operated by Sino Agro Food, Inc.